Shareholder Report, Average Annual Return (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	10.50%	27.80%	5.34%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.11%	29.01%	5.85%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	10.97%	32.26%	8.14%
Alerian Midstream Energy Select Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent	20.81%	29.53%	11.74%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent	20.80%	28.81%